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1933 Act File No. 333-96461
1940 Act File No. 811-09813

October 25, 2010

VIA EDGAR SUBMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:	Scout Funds (the “Trust”) File Nos. 333-96461 and 811-09813

Dear Sir or Madam:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, submitted electronically for filing via EDGAR, is Post-Effective Amendment No. 22/23 to the Registration Statement on Form N-1A of Scout Funds (the “Amendment”).

The Amendment is being filed under Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of Post-Effective Amendment No. 21/22 until October 28, 2010.

This Amendment relates to the series and share classes of the Trust.

Questions related to this filing should be directed to my attention at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.